FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	$ (1,860,812)	$ (1,295,070)
Financial liabilities, at fair value	(64,665,662)	(57,585,666)
Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(772,361)	(306,600)
Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(1,029,951)	(958,881)
Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(58,500)	(29,589)
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(1,860,812)	(1,295,070)
Financial liabilities, at fair value	(1,860,812)	(1,295,070)
Recurring fair value measurement [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(772,361)	(306,600)
Recurring fair value measurement [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(1,029,951)	(958,881)
Recurring fair value measurement [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(58,500)	(29,589)
Recurring fair value measurement [member] | Foreign exchange contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(768,015)	(299,015)
Recurring fair value measurement [member] | Foreign exchange contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(652,610)	(700,903)
Recurring fair value measurement [member] | Foreign exchange contracts | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(58,500)	(29,589)
Recurring fair value measurement [member] | Equity contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(4,346)	(7,585)
Recurring fair value measurement [member] | Interest rate contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(377,341)	(257,978)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(6,895)	(3,887)
Financial liabilities, at fair value	(6,895)	(3,887)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(6,895)	(3,887)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(6,895)	(3,887)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(1,732,699)	(1,182,287)
Financial liabilities, at fair value	(1,732,699)	(1,182,287)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(662,923)	(250,169)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(1,011,276)	(902,529)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(58,500)	(29,589)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(658,776)	(242,844)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(642,206)	(654,093)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(58,500)	(29,589)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(4,147)	(7,325)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(369,070)	(248,436)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(121,218)	(108,896)
Financial liabilities, at fair value	(121,218)	(108,896)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(109,438)	(56,431)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(11,780)	(52,465)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(109,239)	(56,171)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(10,404)	(46,810)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts | Option contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts | Forward contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	(199)	(260)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest rate contracts | Swap contract
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial instruments	$ (1,376)	$ (5,655)